Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Cost of sales	$ (130)	$ (500)
Gross profit	130	500
Operating expenses:
Research and development, net of grants	2,370	4,836
Clinical and regulatory, net of grants	378	1,687
Selling and marketing		701
General and administrative	6,315	5,943
Restructuring charges		2,229
Total operating expenses	9,063	15,396
Loss from operations	(8,933)	(14,896)
Interest income	12	16
Net loss	$ (8,921)	$ (14,880)
Net loss per common share - basic	$ (0.27)	$ (0.72)
Net loss per common share - diluted	$ (0.27)	$ (0.72)
Weighted average shares outstanding - basic	32,817	20,575
Weighted average shares outstanding - diluted	32,817	20,575